Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Reserved Shares of Common Stock
As of March 31, 2023, the Company had reserved shares of common stock for issuance as follows (in thousands):

2010 Equity Incentive Plan	16,331
2021 Equity Incentive Plan	29,251
2021 Employee Stock Purchase Plan	5,463
Warrants	1
Earnout Stock	18,009
Convertible notes	45,257
Total	114,312
As of December 31, 2022, the Company had reserved shares of common stock for issuance as follows (in thousands):

2010 Equity Incentive Plan	16,643
2021 Equity Incentive Plan	20,476
2021 Employee Stock Purchase Plan	3,200
Warrants	1
Earnout Stock	18,009
Convertible notes	26,316
Total	84,645